Financial instruments by category	12 Months Ended
Jun. 30, 2024
Financial instruments by category
Financial instruments by category

16. Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statement of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables, among others), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2024 are as follows:

	Financial assets	Financial assets at fair value through profit or loss			Subtotal financial	Non-financial
	at amortized cost	Level 1	Level 2	Level 3	assets	assets	Total
June 30, 2024
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	273,421	43,134	-	-	316,555	91,070	407,625
Investment in financial assets:
- Public companies’ securities	89	17,561	-	-	17,650	-	17,650
- Bonds	-	54,075	-	-	54,075	-	54,075
- Mutual funds	-	65,195	277	-	65,472	-	65,472
- Others	5,517	13,669	-	25	19,211	-	19,211
Derivative financial instruments:
- Commodities options contracts	-	3,535	-	-	3,535	-	3,535
- Commodities futures contracts	-	1,519	-	-	1,519	-	1,519
- Foreign-currency options contracts	-	206	-	-	206	-	206
- Foreign-currency future contracts	-	191	-	-	191	-	191
- Swaps	-	-	1,041	-	1,041	-	1,041
- Options on companies	57	-	-	-	57	-	57
- Others	-	1,401	-	-	1,401	-	1,401
Restricted assets (i)	2,720	-	-	-	2,720	-	2,720
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	50,834	-	-	-	50,834	-	50,834
- Short-term investments	-	63,801	-	-	63,801	-	63,801
Total assets	332,638	264,287	1,318	25	598,268	91,070	689,338

	Financial liabilities at	Financial liabilities at fair value through profit or loss	Subtotal financial	Non-financial
	amortized cost	Level 1	liabilities	liabilities	Total
June 30, 2024
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	191,890	-	191,890	107,189	299,079
Borrowings (Note 22)	822,535	-	822,535	-	822,535
Derivative financial instruments:
- Commodities options contracts	-	669	669	-	669
- Commodities futures contracts	-	1,355	1,355	-	1,355
- Foreign-currency options contracts	-	7,853	7,853	-	7,853
- Foreign-currency future contracts	-	3,716	3,716	-	3,716
- Swaps	-	1,651	1,651	-	1,651
Total liabilities	1,014,425	15,244	1,029,669	107,189	1,136,858

Financial assets and financial liabilities as of June 30, 2023 were as follows

	Financial assets	Financial assets at fair value through profit or loss		Subtotal financial	Non-financial
	at amortized cost	Level 1	Level 2	assets	assets	Total
June 30, 2023
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	274,430	55,172	-	329,602	90,388	419,990
Investment in financial assets:
- Public companies’ securities	-	18,747	-	18,747	-	18,747
- Bonds	-	48,426	2,850	51,276	-	51,276
- Mutual funds	-	93,011	-	93,011	-	93,011
- Others	5,315	2,130	-	7,445	-	7,445
Derivative financial instruments:
- Commodities options contracts	-	777	-	777	-	777
- Commodities futures contracts	-	7,661	-	7,661	-	7,661
- Foreign-currency options contracts	-	1,024	-	1,024	-	1,024
- Foreign-currency future contracts	-	6,587	-	6,587	-	6,587
- Swaps	-	-	1,036	1,036	-	1,036
- Others	-	7,263	-	7,263	-	7,263
Restricted assets (i)	4,466	-	-	4,466	-	4,466
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	34,423	-	-	34,423	-	34,423
- Short-term investments	-	110,237	-	110,237	-	110,237
Total assets	318,634	351,035	3,886	673,555	90,388	763,943
	Financial liabilities at amortized	Financial liabilities at fair value through profit or loss	Subtotal financial	Non-financial
	cost	Level 1	liabilities	liabilities	Total
June 30, 2023
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	212,803	-	212,803	114,837	327,640
Borrowings (Note 22)	973,601	-	973,601	-	973,601
Derivative financial instruments:
- Commodities options contracts	-	3,009	3,009	-	3,009
- Commodities futures contracts	56	1,245	1,301	-	1,301
- Foreign-currency future contracts	-	470	470	-	470
- Swaps	-	22	22	-	22
Total liabilities	1,186,460	4,746	1,191,206	114,837	1,306,043

(i) Corresponds to deposits in guarantee and escrows mainly for the payment of loans..

The following are details of the book value of financial instruments recognized, which were offset in the Consolidated Statement of Financial Position:

	06.30.2024			06.30.2023
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	325,684	(9,129)	316,555	337,209	(7,607)	329,602
Financial liabilities
Trade and other payables	201,019	(9,129)	191,890	220,410	(7,607)	212,803

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	65,328	-	65,328
Interest and allowances generated by operating assets	20,295	-	20,295
Interest expenses	(58,958)	-	(58,958)
Lease liabilities interest	(1,946)	-	(1,946)
Foreign exchange, net	59,113	-	59,113
Fair value gain on financial assets at fair value through profit or gain	-	178,168	178,168
Gain from repurchase of Non-convertible Notes	244	-	244
Gain on financial instruments derived from commodities	-	11,140	11,140
Loss from derivative financial instruments (except commodities)	-	(48,233)	(48,233)
Other financial costs	(15,780)	-	(15,780)
Net result (i)	68,296	141,075	209,371

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	8,169	-	8,169
Interest and allowances generated by operating assets	(5,470)	-	(5,470)
Interest expenses	(75,568)	-	(75,568)
Lease liabilities interest	(2,419)	-	(2,419)
Foreign exchange, net	74,584	-	74,584
Fair value gain on financial assets at fair value through profit or gain	-	32,203	32,203
Gain from repurchase of Non-convertible Notes	13,063	-	13,063
Gain from commodity derivative financial instruments	-	3,379	3,379
Gain from derivative financial instruments (except commodities)	-	10,997	10,997
Other financial costs	(12,396)	-	(12,396)
Net result (i)	(37)	46,579	46,542
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	10,304	-	10,304
Interest and allowances generated by operating assets	11,448	-	11,448
Interest expenses	(110,329)	-	(110,329)
Lease liabilities interest	(2,341)	-	(2,341)
Foreign exchange, net	235,868	-	235,868
Dividends income	16	-	16
Fair value gain on financial assets at fair value through profit or gain	-	47,304	47,304
Gain from repurchase of Non-convertible Notes	11,664	-	11,664
Loss from commodity derivative financial instruments	-	(18,890)	(18,890)
Loss from derivative financial instruments (except commodities)	-	(11,535)	(11,535)
Other finance income	152	-	152
Other financial costs	(8,551)	-	(8,551)
Net result (i)	148,231	16,879	165,110

(i)  Included within “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income, with the exception of Interest and discount generated by operating assets, which are included in ”Other operating results, net”.

During the fiscal years ended June 30, 2024 and 2023, there were no transfers between levels. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments – Swaps and Commodities options contracts	Theoretical price	Underlying asset price and volatility	Level 2	-
Purchase option – Warrant (Others)	Black & Scholes with dilution	Underlying asset price and volatility	Level 3	-

As of June 30, 2024, there have been no changes to the economic or business circumstances affecting the fair value of the financial assets and liabilities of the group that were not considered in the fair value estimation.